UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.5%)(a)
	Rating(RAT)	Principal amount	Value

California (0.3%)

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/18) (Republic Svcs., Inc.), Ser. A, 1.65%, 8/1/23	A-2	$350,000	$350,049

			350,049
Guam (0.5%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	250,000	268,295

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	350,000	381,924

			650,219
Ohio (89.6%)

Allen Cnty., Hosp. Fac. Rev. Bonds
(Catholic Hlth. Care), Ser. A, U.S. Govt. Coll., 5.25%, 6/1/38 (Prerefunded 6/1/20)	A+	1,000,000	1,080,460
5.00%, 8/1/21	A+	400,000	439,960

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGC, U.S. Govt. Coll., 5.75%, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,562,115
Ser. A, 5.25%, 2/15/33	A1	250,000	276,913
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,107,720
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	830,000	916,370
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	150,000	169,499
(Meldahl Hydroelectric Fac. (Green Bond)), Ser. A, 5.00%, 2/15/27	A	250,000	285,710

Bluffton, Hosp. Fac. Rev. Bonds (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	736,216

Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,118,230

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,430,310

Butler Cnty., Hosp. Fac. Rev. Bonds (Cincinnati Children's Hosp. Med. Ctr.), Ser. X, 5.00%, 5/15/29	Aa2	1,000,000	1,186,580

Carlisle, Local School Dist. G.O. Bonds (School Impt.)
5.00%, 12/1/47	AA	500,000	559,495
5.00%, 12/1/42	AA	350,000	393,092
5.00%, 12/1/37	AA	100,000	113,493

Centerville, Hlth. Care Rev. Bonds (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	524,300

Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	525,570

Cincinnati, Econ. Dev. Rev. Bonds (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	556,970

Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA+	615,000	703,523
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/33	AA+	300,000	343,149
(Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/32	AA+	1,000,000	1,148,450
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/32	AA+	500,000	574,225
(Bridges & Roadways), Ser. B, AGC, U.S. Govt. Coll., 5.00%, 10/1/29 (Prerefunded 4/1/18)	AA+	1,000,000	1,003,120
(Impt. Bridges), 4.00%, 10/1/29	AA+	300,000	318,897
(Impt. Bridges), 4.00%, 10/1/28	AA+	400,000	428,264

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,824,052
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	878,716

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,361,690

Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,632,720

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6.75%, 3/15/18	B/P	195,000	195,396

Cleveland, Wtr. Poll. Control Rev. Bonds (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	558,455
5.00%, 11/15/36	Aa3	435,000	489,323

Cleveland-Cuyahoga Cnty., Rev. Bonds (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,090,280

Columbus, Swr. Rev. Bonds, 5.00%, 6/1/32	Aa1	1,000,000	1,156,980

Columbus, Swr. VRDN, Ser. B, 1.07%, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. D, 5.00%, 8/1/32	Aa2	750,000	828,540

Cuyahoga Cnty., COP (Convention Hotel), 5.00%, 12/1/27	AA-	1,250,000	1,400,475

Cuyahoga, Rev. Bonds (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	281,403
5.00%, 12/1/25	AA-	100,000	113,188

Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	855,653

Fairview Park City School Dist. G.O. Bonds, 5.00%, 12/1/42	Aa2	1,905,000	2,121,903

Franklin Cnty., Rev. Bonds (Trinity Hlth. Credit Group), Ser. A, 5.00%, 12/1/47	Aa3	1,500,000	1,675,185

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,100,000	1,163,206
5.00%, 11/15/44	BBB+/F	1,000,000	1,057,630

Franklin Cnty., Hosp. Fac. Rev. Bonds (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	510,035
4.00%, 11/1/38	Aa2	300,000	306,999

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	932,873

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5.50%, 4/1/39	A+	1,000,000	1,037,430

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	500,000	537,130

Hamilton Cnty., Hosp. Fac. Rev. Bonds (TriHealth, Inc.), Ser. A, 5.00%, 8/15/36	A+	750,000	836,798

Hamilton Cnty., Sales Tax Rev. Bonds
Ser. A, 5.00%, 12/1/27	AA-	100,000	119,497
Ser. B, AMBAC, zero %, 12/1/24	A1	3,000,000	2,496,750
Ser. B, AMBAC, zero %, 12/1/22	A1	500,000	446,045

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,145,480

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	820,000	877,318

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	773,101

Kent State U. Rev. Bonds (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,154,000

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	180,000	183,141
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	935,000	954,766

Lakewood, City School Dist. G.O. Bonds (School Fac. Impt.), Ser. B
4.00%, 11/1/35	Aa2	500,000	524,935
4.00%, 11/1/34	Aa2	430,000	452,898
4.00%, 11/1/33	Aa2	375,000	396,555
4.00%, 11/1/32	Aa2	225,000	238,892

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, U.S. Govt. Coll., 5.00%, 10/1/37 (Prerefunded 10/1/22)	AA	1,000,000	1,135,830

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. H, AGC, U.S. Govt. Coll., 5.00%, 2/1/29 (Prerefunded 5/13/18)	AA	2,000,000	2,014,520

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/30	A-	750,000	823,110

Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	792,673
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	697,171

Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	565,705

Middleburg Heights, Hosp. Rev. Bonds (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,200,000	1,299,840

Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	211,880

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6.25%, 10/1/33	Baa1	1,000,000	1,024,800

Mount Healthy City School Dist. G.O. Bonds, 5.00%, 12/1/21	Aa2	500,000	553,880

Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	545,835

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,501,481

North Royalton, City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/47	Aa2	3,000,000	3,371,430

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5.00%, 11/1/28	Aaa	220,000	225,762

OH State G.O. Bonds (Hwy.), Ser. S, 5.00%, 5/1/31	AAA	150,000	174,762

OH State Rev. Bonds
(Regl. Swr. Dist.), 5.00%, 11/15/49	Aa1	1,250,000	1,405,563
(Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,414,500
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/22 (Prerefunded 4/1/18)	AAA/P	3,090,000	3,099,394

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	1,000,000	1,056,740

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6.25%, 10/1/18	AA-	1,000,000	1,028,110
(U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,200,000	1,315,680
(U. of Dayton), 5.50%, 12/1/36	A+	1,000,000	1,028,290

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst.), 5.75%, 11/15/40	Baa2	370,000	393,225
(Summa Hlth. Syst.), U.S. Govt. Coll., 5.75%, 11/15/40 (Prerefunded 5/15/20)	Baa2	630,000	685,062
(Kenyon College), 5.00%, 7/1/44	A	1,305,000	1,366,583
(Case Western Reserve U.), 5.00%, 12/1/40	AA-	1,000,000	1,119,330
(Xavier U.), 5.00%, 5/1/40	A3	750,000	788,580
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	730,178
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	327,069

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,093,010

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,313,325

OH State Private Activity Rev. Bonds (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	822,630

OH State Special Oblig. Cap. Fac. Lease Appropriation Rev. Bonds, Ser. C, 5.00%, 12/1/28	Aa2	500,000	587,765

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	Aa3	350,000	392,319
5.00%, 2/15/48	Aa3	1,250,000	1,361,250

OH State U. Rev. Bonds
Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,135,680
(Gen. Receipts Special Purpose), Ser. A, 5.00%, 6/1/38	Aa2	1,000,000	1,109,200

OH State Wtr. Dev. Auth. Rev. Bonds, Ser. A
5.00%, 12/1/35	Aaa	1,000,000	1,154,600
5.00%, 12/1/34	Aaa	750,000	868,335

OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,135,519
5.00%, 12/1/42	Aa3	500,000	545,415

Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,593,450

Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	568,170

Revere, Local School Dist. G.O. Bonds (School Fac. Impt.), Ser. C
4.00%, 12/1/33	Aa1	270,000	283,792
4.00%, 12/1/31	Aa1	1,000,000	1,060,470

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,355,000	1,501,096

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	1,025,000	1,136,920
5.00%, 2/15/32	A2	865,000	968,558

Summit Cnty., G.O. Bonds, 4.00%, 12/1/31	Aa1	750,000	796,890

Toledo, Wtr. Wks. Syst. Rev. Bonds
5.00%, 11/15/36	Aa3	500,000	571,135
5.00%, 11/15/28	Aa3	250,000	293,685

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	1,900,000	2,188,743

U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	566,275
5.00%, 1/1/28	A1	1,000,000	1,128,450

U. of Cincinnati Rev. Bonds
Ser. F, 5.00%, 6/1/34	Aa3	1,000,000	1,076,710
Ser. A, 5.00%, 6/1/31	Aa3	500,000	554,310
Ser. A, 5.00%, 6/1/30	Aa3	1,000,000	1,109,910

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	578,715
5.00%, 7/1/39	A	1,000,000	1,097,560

Willoughby-Eastlake, City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/46	Aa3	1,000,000	1,119,680

Youngstown State U. Rev. Bonds
AGC, U.S. Govt. Coll., 5.25%, 12/15/29 (Prerefunded 6/15/19)	AA	500,000	523,915
5.00%, 12/15/25	A+	500,000	546,295

			114,022,829
Puerto Rico (3.3%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	Baa2	3,800,000	3,997,866

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Baa2	1,000,000	210,030

			4,207,896
Washington (2.0%)

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20) (Elec. Syst.), 2.00%, 1/1/44	AA	2,600,000	2,604,412

			2,604,412
Wisconsin (0.8%)

Pub. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/18) (Waste Mgt., Inc.), Ser. A-2, 1.60%, 10/1/25	A-2	1,000,000	1,000,060

			1,000,060
TOTAL INVESTMENTS

Total investments (cost $119,870,343)			$122,835,465

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $127,342,131.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.5%
	Local debt	17.4
	Healthcare	15.2
	Prerefunded	14.4
	Utilities	14.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$122,835,465	$—

Totals by level	$—	$122,835,465	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018